Property and Equipment, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment, Net [Absract]
Depreciation expense	$ 21,284	$ 37,172	$ 117,907	$ 108,483